Investment Strategy	Nov. 01, 2024
DSS AmericaFirst Total Return Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. The Fund defines bonds as debt instruments and exchange-traded funds that primarily invest in debt instruments, as well as forwards, options, options on futures, futures, and swaps on the preceding debt instruments and exchange-traded funds that primarily invest in debt instruments. However, derivatives are not presently a principal investment strategy of the Fund. The Fund invests primarily in U.S. dollar denominated investment grade securities of any maturity as well as in exchange-traded funds (“ETFs”) that primarily invest within the preceding restrictions. The Fund does not have a portfolio level average maturity target. The Fund defines investment grade securities as those that are rated, at the time of purchase, BBB- or higher by Standard & Poor’s Ratings Group (“S&P”), or other nationally recognized statistical rating agency (NRSRO), or, if unrated, determined to be of comparable quality. The Fund may invest up to 20% of its assets in below investment grade securities, commonly known as junk bonds. Additionally, the Fund may invest up to 20% of its assets in non-dollar denominated securities. Generally, the Fund purchases individual debt securities or purchases an ETF that is representative of a certain group of debt securities, such as U.S. Government debt.

The Fund’s investment advisor, AmericaFirst Wealth Management, Inc., seeks to achieve the Fund’s investment objective by investing primarily in U.S. Government securities and ETFs that invest primarily in investment grade corporate debt. Debt security selection represents the culmination of the Advisor’s best efforts to seek to assure that the Fund generates interest income and capital gains. The Advisor seeks to meet this goal by searching for areas of the debt markets that it believes are undervalued. The identification process includes an outlook on macro-economic factors, interest rates, credit risk, and quantitative trend measures. A primary quantitative trend measure used by the Advisor is moving average analysis. When interest rates move above or below short- or long-term moving averages, or if short- and long-term moving averages cross, these can impact the Advisor’s decisions to buy or sell. The allocation to securities with particular characteristics varies based on the Advisor’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy. The Advisor allocates assets away from U.S. Government securities when it believes a different sector offers a combination of yield and potential capital gains that is more attractive than U.S. Government securities of similar maturity. The Advisor generally sells a security in anticipation of market declines, credit downgrades, or to purchase other securities that the Advisor believes may perform better.

DSS AmericaFirst Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to provide investors with a stream of income through dividends and interest; and total return through capital appreciation, together, with lower volatility than the overall stock market. To achieve this goal, the Fund’s Advisor employs a comprehensive approach incorporating screening, macroeconomic analysis, fundamental analysis and technical analysis. Securities that the Fund invests in may include (but are not limited to) stocks, preferred stocks, master limited partnerships (“MLPs”), convertible preferred stock, convertible bonds, real estate investment trusts (“REITs”), and bonds (including high-yield securities, commonly called “junk bonds”). The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant. The Fund invests without restriction as to issuer capitalization, maturity, credit quality or whether the security is foreign or domestic. Foreign bonds may include both domestic and sovereign bonds. Additionally, the Fund may invest in the shares of investment companies that are exchange-traded funds (“ETFs”) that invest in securities that are consistent with the Fund’s investment objective and policies. These ETFs include those with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed but is expected to represent an annual rate of approximately 9% of the Fund’s then current net asset value per share. This distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. All or a portion of a distribution may consist of a return of capital, which would be a return of original shareholder investments in the Fund and not an income or capital gains distribution.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective primarily through long positions in global equity and fixed income securities. The Fund will invest in equity securities regardless of market capitalization and regardless of industry sector. With regard to fixed income securities, the Fund invests primarily in U.S. Treasury notes, bonds or Treasury ETFs.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, of domestic or foreign issuers, U.S. Treasury bonds, exchange-traded portfolios (“Exchange Traded Portfolios”) including those with inverse market exposure, master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). For purposes of the strategy, the Fund defines Exchange Traded Portfolios to include exchange traded funds (“ETFs”) that issue shares that are approved for listing and trading on a national securities exchange. It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

Risk-on risk-off refers to the dynamic real-time assessment of risk and changes in investment allocation in response to stock market and economic conditions. The Fund’s Advisor defines risk-on assets as equities and risk-off assets as Treasury notes and bonds, gold, and other asset-classes with low historical correlations to stocks. The Advisor assess risks and returns at least monthly. When applicable, the Fund may rebalance a significant portion of its equity holdings to “risk off” asset classes.

DSS AmericaFirst Alpha Trends Factor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of companies that are selected using the investment Advisor’s alpha trends factor strategy. The Fund invests in the securities of domestic and foreign companies without restriction as to capitalization. The Fund defines foreign companies as those (i) organized outside the U.S., or (ii) that derive a majority of revenue or profits outside the U.S., or (iii) that have a majority of their assets or employees outside the U.S. Alpha is an investment industry term referring to the performance of a portfolio or asset class relative to its benchmark or index. For example, if an equity fund returned 10% in a year in which the S&P 500® Index rose only 5%, that fund would have an alpha of 5%. The baseline measure for alpha is zero, which would indicate an investment performed exactly in line with its benchmark or index.

The Fund’s investment advisor, AmericaFirst Wealth Management, Inc., applies a tactical investment approach using its alpha trends factor strategy to seek out equity asset classes that it expects to have above-market returns. The Advisor uses style classification and quantitative measures to identify alpha trends that it believes will persist. The Advisor tracks qualitative and style factors (using ETFs and indexes that track buybacks, spin-offs, quality, small-cap, value, growth, momentum, etc.) to ascertain which factors are outperforming the S&P 500® Index and trending. A company buying back its own shares may signal that the company believes its shares are undervalued. A spinoff of a division of a company as a stand-alone entity may signal that the division was not fully valued by the market when it resided in the former parent company. Quality refers to companies with relatively strong earnings and relatively stable balance sheets, which may lead to higher share prices as the market recognized the value of stability. Value refers to a company with a low price-to-asset ratio or low price-to-earnings ratio. Growth companies are those growing faster than the economy as whole and may have share prices that grow faster than the stock market in general. Momentum refers to the persistence of certain returns over time such as those, for example, of artificial intelligence companies over the recent past. Trending refers to relative outperformance or underperformance versus the benchmark during within a specific time period.

A positive alpha trend is a factor that is outperforming the S&P 500® Index after previously underperforming. The Advisor constructs and manages a diversified portfolio that holds key stocks that represent factors that are outperforming the S&P 500® Index and avoids stocks that represent factors that are underperforming. The Advisor also constructs its own indexes and watchlists to track emerging themes such as artificial intelligence (AI), nuclear energy, space technology, electric vehicles and battery technology, cancer focused biotechnology and may own positions in these areas if they are exhibiting positive alpha trends, The Advisor also performs fundamental analysis on each company to review financial statements to assess balance sheet strength, income statement trends, and relative valuation vs. competitors and the company’s history. The Advisor’s selection strategy may also focus on certain economic sectors, such as technology, which may be more likely to display alpha trends.

The Advisor’s selection criteria focus on classical historical studies of investment themes that have worked well in the past: (i) low price-to-asset ratio, (ii) low price-to-earnings ratio, (iii) insider buying (iv) recent significant drop in price, and (v) small capitalization. The low price-to-assets ratio sub-strategy reflects the Advisor’s belief that stocks priced at less than book value will, over time, rise at least to their stated book value. The low price-to-earnings ratio sub-strategy reflects the Advisor’s belief that a company priced low in relation to earnings, whose earnings are expected to grow, is preferable to a similarly priced company whose earnings are not expected to grow. The insider buying sub-strategy reflects the Advisor’s belief that insiders, such as company officers, often have “insightful information” which they believe will result in an increase in the market value of the company. The drop in price sub-strategy reflects the Advisor’s belief that a decline in price, such as one triggered by disappointing earnings, is often an overreaction. The small capitalization sub-strategy reflects the Advisor’s belief that these companies are often associated with higher growth rates and can be more easily acquired by other corporations.

In addition to purchasing individual stocks, the Fund may also execute a portion of its strategy by investing in ETFs that are representative of an investment sub-strategy, such as small cap stocks. The Advisor selects ETFs based upon relative expenses, manager tenure, and purity of asset class exposure. The Advisor generally sells a security to purchase other securities that the Advisor believes may perform better. The Advisor’s strategy may result in high portfolio turnover if the underlying alpha trend factors are volatile.